Net Income per (loss) Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income (loss) per Share
Computation of basic and diluted net income (loss) per ordinary share

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Basic:
Net income (loss) from continuing operations	296,386	386,665	(744,090)
Net income (loss) from discontinued operations	(17,372)	29,665	127,553
Less: Net loss attributable to the noncontrolling interests	(21,827)	(5,978)	(317,163)
Net income (loss) attributable to the Company’s shareholders	300,841	422,308	(299,374)
Weighted average number of ordinary shares outstanding	912,497,726	958,029,717	1,002,810,673
Basic net income (loss) from continuing operations per ordinary share	0.3308	0.4098	(0.4257)
Basic net income (loss) from discontinued operations per ordinary share	(0.0011)	0.0310	0.1272
Basic net income (loss) per ordinary share	0.3297	0.4408	(0.2985)

Basic net income (loss) from continuing operations per ADS	6.6153	8.1969	(8.5140)
Basic net income (loss) from discontinued operations per ADS	(0.0215)	0.6193	2.5433
Basic net income (loss) per ADS	6.5938	8.8162	(5.9707)

Diluted:
Net income (loss) from continuing operations	296,386	386,665	(744,090)
Net income (loss) from discontinued operations	(17,372)	29,665	127,553
Less: Net loss attributable to the noncontrolling interests	(21,827)	(5,978)	(317,163)
Net income (loss) attributable to the Company’s shareholders	300,841	422,308	(299,374)
Weighted average number of ordinary shares outstanding	912,497,726	958,029,717	1,002,810,673
Share options	15,814,586	32,288,811	—
Total	928,312,312	990,318,528	1,002,810,673
Diluted net income (loss) from continuing operations per ordinary share	0.3251	0.3965	(0.4257)
Diluted net income (loss) from discontinued operations per ordinary share	(0.0010)	0.0299	0.1272
Diluted net income (loss) per ordinary share	0.3241	0.4264	(0.2985)

Diluted net income (loss) from continuing operations per ADS	6.5026	7.9297	(8.5140)
Diluted net income (loss) from discontinued operations per ADS	(0.0211)	0.5991	2.5433
Diluted net income (loss) per ADS	6.4815	8.5288	(5.9707)